Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 29, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Deferred tax assets valuation allowance		$ 63,737	$ 11,348
Valuation allowance deferred tax asset change in amount		52,400	1,900
Acquired deferred tax assets valuation allowance increase		45,900
Operating loss carryforwards		114,600
Unrecognized tax benefits		1,335	0	$ 0
Unrecognized tax benefits income tax penalties and interest accrued		0	0
Minimum threshold taxable income	$ 1,000
Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carry forward amount		1,600	0
Investment Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carry forward amount	$ 5,000
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards		237,700	28,000
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards		$ 157,100	$ 30,200